Expense Example - Invesco VI Main Street Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	82	264	462	1,033	107	343	597	1,325